CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	6 Months Ended	8 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2014
Revenues:
Professional service revenues	$ 20,250	$ 27,000	$ 29,000
Client expense reimbursement	2,949	2,949	2,949
Total Revenues	23,199	29,949	31,949
Cost of revenues	325	595	641
Cost of revenues from a related party	12,500	15,750	16,750
Gross Profit	10,374	13,604	14,558
Operating expenses:
Stock based compensation		8,400	13,150
General and administrative	13,309	41,663	51,514
General and administrative costs from a related party	2,500	26,750	35,750
Total operating expenses	15,809	76,813	100,414
Loss from operations	(5,435)	(63,209)	(85,856)
Income (Loss) before taxes	(5,435)	(63,209)	(85,856)
Income tax provision			250
Net (loss) applicable to common shareholders	$ (5,435)	$ (63,209)	$ (86,106)
Net (loss) per share - basic and diluted	$ 0.00	$ (0.02)
Weighted number of shares outstanding - Basic and diluted	4,230,000	4,174,541